GUINNESS ATKINSON FUNDS

SUPPLEMENT DATED SEPTEMBER 18, 2013
to the Summary Prospectus, Prospectus, and
Statement of Additional Information dated May 1, 2013, as amended
July 26, 2103 and September 17, 2013

Notice to Existing and Prospective Shareholders of the Guinness Atkinson Global Energy Fund (the “Global Energy Fund”):

Dr. Ian Mortimer is no longer the co-portfolio manager of the Global Energy Fund.  All references in the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2013 to Dr. Mortimer with respect to the Global Energy Fund are hereby removed.

Please file this Supplement with your records.

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